Trade and Other Receivables - Summary of Provision for Impairment of Receivables Movement (Detail) - Provision for impairment of receivables [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision for impairment of receivables [Line items]
Provision for impairment of receivables beginning balance	₽ (779)	₽ (794)	₽ (564)
(Charge)/ reversal for the period	(1)	(142)	(299)
Utilisation	235	157	69
Provision for impairment of receivables ending balance	(545)	(779)	(794)
Cash receivable from agents [member]
Disclosure of provision for impairment of receivables [Line items]
Provision for impairment of receivables beginning balance	(659)	(660)	(506)
(Charge)/ reversal for the period	16	(125)	(204)
Utilisation	217	126	50
Provision for impairment of receivables ending balance	(426)	(659)	(660)
Deposits issued to merchants [member]
Disclosure of provision for impairment of receivables [Line items]
Provision for impairment of receivables beginning balance	(3)	(1)	(6)
(Charge)/ reversal for the period	(11)	(2)	(1)
Utilisation	1		6
Provision for impairment of receivables ending balance	(13)	(3)	(1)
Commissions receivable [member]
Disclosure of provision for impairment of receivables [Line items]
Provision for impairment of receivables beginning balance	(7)	(21)	(3)
(Charge)/ reversal for the period	(11)	(1)	(19)
Utilisation		15	1
Provision for impairment of receivables ending balance	(18)	(7)	(21)
Advances issued [member]
Disclosure of provision for impairment of receivables [Line items]
Provision for impairment of receivables beginning balance	(1)	(1)	(2)
(Charge)/ reversal for the period			1
Provision for impairment of receivables ending balance	(1)	(1)	(1)
Rent receivables [member]
Disclosure of provision for impairment of receivables [Line items]
Provision for impairment of receivables beginning balance	(95)	(95)	(29)
(Charge)/ reversal for the period	10	(15)	(70)
Utilisation	12	15	4
Provision for impairment of receivables ending balance	(73)	(95)	(95)
Other receivables [member]
Disclosure of provision for impairment of receivables [Line items]
Provision for impairment of receivables beginning balance	(14)	(16)	(18)
(Charge)/ reversal for the period	(5)	1	(6)
Utilisation	5	1	8
Provision for impairment of receivables ending balance	₽ (14)	₽ (14)	₽ (16)